BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Yipai) (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 01, 2016	May 15, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill			$ 226,056	$ 319,280	$ 320,424
Goodwill, Impairment Loss	$ 82,300		92,743	$ 2,241
Yipai [Member]
Business Acquisition [Line Items]
Cash consideration		$ 7,041
Shares consideration		49,291
Total		56,332
Cash		2
Other current assets		6,711
Fixed assets		14
Identifiable intangible assets acquired		4,916
Goodwill		63,497
Liability assumed		(1,908)
Fair value of non-controlling interest		(16,900)
Total		$ 56,332
Impairment of Intangible Assets, Finite-lived			2,423
Goodwill, Impairment Loss			$ 56,421